Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

September 30, 2017

Dates Covered
Collections Period	09/01/17 - 09/30/17
Interest Accrual Period	09/15/17 - 10/15/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/17	1,081,477,998.66	57,900
Yield Supplement Overcollateralization Amount 08/31/17	68,559,095.21	0
Receivables Balance 08/31/17	1,150,037,093.87	57,900
Principal Payments	31,738,009.33	1,500
Defaulted Receivables	2,620,925.31	120
Repurchased Accounts	6,986.72	1
Yield Supplement Overcollateralization Amount at 09/30/17	65,940,292.47	0
Pool Balance at 09/30/17	1,049,730,880.04	56,279

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.35%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	15,449,390.62	800
Past Due 61-90 days	4,607,633.62	246
Past Due 91-120 days	997,908.20	61
Past Due 121+ days	0.00	0
Total	21,054,932.44	1,107

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.89%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	1,122,439.60

Aggregate Net Losses/(Gains) - September 2017	1,498,485.71

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.56%
Prior Net Losses Ratio	1.82%
Second Prior Net Losses Ratio	1.25%
Third Prior Net Losses Ratio	1.02%
Four Month Average	1.41%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	47,237,889.60
Actual Overcollateralization	47,237,889.60
Weighted Average APR	4.29%
Weighted Average APR, Yield Adjusted	6.94%
Weighted Average Remaining Term	59.17

Flow of Funds	$ Amount

Collections	36,691,655.56
Investment Earnings on Cash Accounts	28,793.26
Servicing Fee	(958,364.24)
Transfer to Collection Account	6,986.72
Available Funds	35,769,071.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,449,700.45
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	30,318,498.28
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,932,050.90

Total Distributions of Available Funds	35,769,071.30

Servicing Fee	958,364.24
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 09/15/17	1,032,811,488.72
Principal Paid	30,318,498.28
Note Balance @ 10/16/17	1,002,492,990.44

Class A-1
Note Balance @ 09/15/17	1,361,488.72
Principal Paid	1,361,488.72
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2a
Note Balance @ 09/15/17	346,500,000.00
Principal Paid	21,079,000.29
Note Balance @ 10/16/17	325,420,999.71
Note Factor @ 10/16/17	93.9165944%

Class A-2b
Note Balance @ 09/15/17	129,500,000.00
Principal Paid	7,878,009.27
Note Balance @ 10/16/17	121,621,990.73
Note Factor @ 10/16/17	93.9165952%

Class A-3
Note Balance @ 09/15/17	426,000,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	426,000,000.00
Note Factor @ 10/16/17	100.0000000%

Class A-4
Note Balance @ 09/15/17	94,750,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	94,750,000.00
Note Factor @ 10/16/17	100.0000000%

Class B
Note Balance @ 09/15/17	34,700,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	34,700,000.00
Note Factor @ 10/16/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,518,522.12
Total Principal Paid	30,318,498.28
Total Paid	31,837,020.40

Class A-1
Coupon	1.10000%
Interest Paid	1,289.63
Principal Paid	1,361,488.72
Total Paid to A-1 Holders	1,362,778.35

Class A-2a
Coupon	1.50000%
Interest Paid	433,125.00
Principal Paid	21,079,000.29
Total Paid to A-2a Holders	21,512,125.29

Class A-2b
One-Month Libor	1.23444%
Coupon	1.37444%
Interest Paid	153,269.15
Principal Paid	7,878,009.27
Total Paid to A-2b Holders	8,031,278.42

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2085814
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.1302863
Total Distribution Amount	25.3388677

A-1 Interest Distribution Amount	0.0057317
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	6.0510610
Total A-1 Distribution Amount	6.0567927

A-2a Interest Distribution Amount	1.2500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	60.8340557
Total A-2a Distribution Amount	62.0840557

A-2b Interest Distribution Amount	1.1835456
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	60.8340484
Total A-2b Distribution Amount	62.0175940

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 09/15/17	3,213,436.41
Investment Earnings	2,377.61
Investment Earnings Paid	(2,377.61)
Deposit/(Withdrawal)	-
Balance as of 10/16/17	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41